UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number: 028-12767


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $      129,004
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
ABERCROMBIE & FITCH CO. CLASS A COMMON    COM            002896207     1534.5    50000 SH       SOLE                SOLE      0    0
STOCK
ACE LIMITED CMN                           COM            H0023R105  2872.3266    55795 SH       SOLE                SOLE      0    0
ALLIED WORLD ASSURANCE COMPANY HOLDINGS,  COM            G0219G203    3902.68    86000 SH       SOLE                SOLE      0    0
LTD
APPLIED MICRO CIRCUITS CORP CMN           COM            03822W406  909.68496    86802 SH       SOLE                SOLE      0    0
ASPEN INSURANCE HOLDINGS LTD CMN          COM            G05384105 4030.09652   162898 SH       SOLE                SOLE      0    0
BIG LOTS INC CMN                          COM            089302103 3353.98262   104518 SH       SOLE                SOLE      0    0
CENOVUS ENERGY INC. CMN                   COM            15135U109 1041.45178    40382 SH       SOLE                SOLE      0    0
CLOROX CO (THE) (DELAWARE) CMN            COM            189054109     1864.8    30000 SH       SOLE                SOLE      0    0
CNA SURETY CORPORATION CMN                COM            12612L108  529.79576    32968 SH       SOLE                SOLE      0    0
COCA-COLA ENTERPRISES INC CMN             COM            191219104     2456.7    95000 SH       SOLE                SOLE      0    0
DELTA AIR LINES, INC. CMN                 COM            247361702       2350   200000 SH       SOLE                SOLE      0    0
DINEEQUITY, INC. CMN                      COM            254423106 1301.68624    46622 SH       SOLE                SOLE      0    0
DUN & BRADSTREET CORP DEL NEW CMN         COM            26483E100       3356    50000 SH       SOLE                SOLE      0    0
ENDURANCE SPECIALTY HLDGS LTD CMN         COM            G30397106 4483.22121   119457 SH       SOLE                SOLE      0    0
EVEREST RE GROUP LTD CMN                  COM            G3223R108 1675.56896    23693 SH       SOLE                SOLE      0    0
FOREST LABORATORIES INC CMN               COM            345838106   1399.236    45200 SH       SOLE                SOLE      0    0
FOX CHASE BANCORP, INC. CMN               COM            35137T108     239.25    25000 SH       SOLE                SOLE      0    0
GENOPTIX, INC. CMN                        COM            37243V100        860    50000 SH       SOLE                SOLE      0    0
HECKMANN CORPORATION CMN                  COM            422680108  671.25488   144667 SH       SOLE                SOLE      0    0
HUDSON CITY BANCORP INC CMN               COM            443683107    1653.75   135000 SH       SOLE                SOLE      0    0
ISHARES SILVER TRUST ETF                  ISHARES        46428Q109       3642   200000 SH       SOLE                SOLE      0    0
J.C. PENNEY CO INC (HLDNG CO) CMN         COM            708160106 2065.43088    96156 SH       SOLE                SOLE      0    0
LENNAR CORP CMN CLASS B                   CL B           526057302  694.24575    61275 SH       SOLE                SOLE      0    0
LIBERTY MEDIA HOLDING CORP CAPITAL CMN    CAP COM SER A  53071M302 10666.9332   254520 SH       SOLE                SOLE      0    0
SERIES A TRACKING STOCK
LIBERTY MEDIA-STARZ SR A CMN SERIES A     LIB STAR COM A 53071M708 8142.66432   157073 SH       SOLE                SOLE      0    0
LOCKHEED MARTIN CORPORATION CMN           COM            539830109       4470    60000 SH       SOLE                SOLE      0    0
MADISON SQUARE GARDEN, INC. CMN CLASS A   CL A           55826P100 2649.78504   134712 SH       SOLE                SOLE      0    0
MARKET VECTORS ETF TRUST GOLD MINERS      GOLD MINER ETF 57060U100     4156.8    80000 SH       SOLE                SOLE      0    0
INDEX FD ETF FUND
MARKET VECTORS ETF TRUST JR GO CMN        JR GOLD        57060U589     3134.9   115000 SH       SOLE                SOLE      0    0
                                          MINERS E
MASTERCARD INCORPORATED CMN CLASS A       CL A           57636Q104 5139.49374    25758 SH       SOLE                SOLE      0    0
MATTSON TECHNOLOGY INC CMN                COM            577223100  548.30309   144671 SH       SOLE                SOLE      0    0
MVC CAPITAL INC CLOSED END FUND           COM            553829102  1324.8814   102545 SH       SOLE                SOLE      0    0
NEWMONT MINING CORPORATION CMN            COM            651639106    3056.13    49500 SH       SOLE                SOLE      0    0
PARTNERRE LTD BERMUDA CMN                 COM            G6852T105 2652.83508    37822 SH       SOLE                SOLE      0    0
PHILIP MORRIS INTL INC CMN                COM            718172109 2385.83448    52047 SH       SOLE                SOLE      0    0
PHILLIPS-VAN HEUSEN CORP CMN              COM            718592108   1138.242    24600 SH       SOLE                SOLE      0    0
PLATINUM UNDERWRITERS HLDGS CMN           CL A           G7127P100 2393.72469    65961 SH       SOLE                SOLE      0    0
QLT INC. CMN                              COM            746927102 5659.83425   984319 SH       SOLE                SOLE      0    0
REPUBLIC AIRWAYS HOLDINGS, INC*. CMN      COM            760276105 3077.00822   503602 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                     COM SH BEN INT 79377W108       4554   600000 SH       SOLE                SOLE      0    0
SKYWORKS SOLUTIONS INC CMN                COM            83088M102  1682.1901   100190 SH       SOLE                SOLE      0    0
SPDR GOLD TRUST ETF                       GOLD SHS       78463V107     7300.8    60000 SH       SOLE                SOLE      0    0
SUPERGEN INC CMN                          COM            868059106   753.7731   373155 SH       SOLE                SOLE      0    0
TIFFANY & CO CMN                          COM            886547108       3791   100000 SH       SOLE                SOLE      0    0
WINN-DIXIE STORES, INC. CMN CLASS         COM NEW        974280307 1448.64136   150274 SH       SOLE                SOLE      0    0
YAHOO INC CMN                             COM            984332106 1988.84952   143703 SH       SOLE                SOLE      0    0
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